Income Taxes - Unrecognized Tax Benefits, Recorded in Other Long-Term Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance as at January 1	$ 42,477	$ 46,956	$ 51,562
Increases for positions related to the current year	9,708	5,820	3,749
Increases for positions related to prior years	7,394	2,983	4,801
Decreases for positions related to prior years	(4,798)	(964)	0
Decreases related to statute of limitations	(5,430)	(8,972)	(12,753)
Unrecognized Tax Benefits, Increase Resulting from Foreign Currency Translation			(403)
Unrecognized Tax Benefits, Decrease Resulting from Foreign Currency Translation	(1,538)	(3,346)
Balance as at December 31	47,813	42,477	46,956
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense	6,200	3,800	6,200
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	24,100	22,300	26,700
Operating Loss Carryforwards [Line Items]
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense	6,200	$ 3,800	$ 6,200
Norway
Operating Loss Carryforwards [Line Items]
Tax losses and disallowed finance costs	$ 12,600